Unaudited Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	General Partner [Member]	Common Unitholders [Member]	Treasury Units [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 12,414	$ 634,605	$ (3,827)	$ (4,766)	$ 638,426
Dividends declared / paid (distributions of $0.30 per common unit) (Note 10)	(104)	(6,047)	0	0	(6,151)
Partnership’s net income	297	17,143	0	0	17,440
Equity compensation expense (Note 11)	0	1,864	0	0	1,864
Repurchase of common units	0	0	(3,846)	0	(3,846)
Other comprehensive income (Note 8)	0	0	0	1,650	1,650
Ending balance, value at Jun. 30, 2023	12,607	647,565	(7,673)	(3,116)	649,383
Beginning balance, value at Dec. 31, 2023	12,885	1,171,573	(7,939)	(1,586)	1,174,933
Dividends declared / paid (distributions of $0.30 per common unit) (Note 10)	(104)	(16,643)	0	0	(16,747)
Partnership’s net income	428	67,652	0	0	68,080
Equity compensation expense (Note 11)	0	3,517	0	0	3,517
Other comprehensive income (Note 8)	0	0	0	179	179
Ending balance, value at Jun. 30, 2024	$ 13,209	$ 1,226,099	$ (7,939)	$ (1,407)	$ 1,229,962